COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

24.COMMITMENTS AND CONTINGENCIES

Capital commitments

The Company had no capital commitments contracted but not yet reflected in the financial statements as of December 31, 2024.

Legal contingencies

In normal business operations, the Company may be involved in legal proceedings filed by its employees, customers, and service providers against the Company related to disputes on various arrangements. The management makes estimates of the related losses and accrues loss contingencies that are both probable and reasonably estimable in the consolidated financial statements.

In the year ended December 31, 2024, the Company is involved in a legal dispute with a customer regarding allegations related to the delivery of vehicles in an automobile trading business arrangement, from which the customer seeks damages of approximately RMB24 million. Based on the current legal assessment, the Company has recorded the entire amount of approximately RMB24 million in accrued expense and other current liabilities. The Company intends to vigorously defend the case.